Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of September 2016

Collection Period Start	1-Sep-16	Distribution Date	17-Oct-16
Collection Period End	30-Sep-16	30/360 Days	30
Beg. of Interest Period	15-Sep-16	Actual/360 Days	32
End of Interest Period	17-Oct-16

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,285.72	584,717,420.75	553,697,861.60	0.6201415
Total Securities		892,857,285.72	584,717,420.75	553,697,861.60	0.6201415
Class A-1 Notes	0.400000%	91,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.990000%	135,000,000.00	46,705,175.39	34,091,800.44	0.2525319
Class A-2b Notes	0.874280%	197,000,000.00	68,154,959.64	49,748,775.45	0.2525319
Class A-3 Notes	1.400000%	252,000,000.00	252,000,000.00	252,000,000.00	1.0000000
Class A-4 Notes	1.580000%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Certificates	0.000000%	142,857,285.72	142,857,285.72	142,857,285.72	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	12,613,374.96	38,531.77	93.4324071	0.2854205
Class A-2b Notes	18,406,184.19	52,965.79	93.4324071	0.2688619
Class A-3 Notes	0.00	294,000.00	0.0000000	1.1666667
Class A-4 Notes	0.00	98,750.00	0.0000000	1.3166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	31,019,559.15	484,247.56

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				8,669,074.07
Monthly Interest				2,768,257.79
Total Monthly Payments				11,437,331.86

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				390,971.52
Aggregate Sales Proceeds Advance				9,697,080.12
Total Advances				10,088,051.64

Vehicle Disposition Proceeds:
Reallocation Payments				16,375,755.65
Repurchase Payments				352,702.35
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,802,239.99
Excess Wear and Tear and Excess Mileage				80,515.20
Remaining Payoffs				0.00
Net Insurance Proceeds				590,333.75
Residual Value Surplus				377,956.28
Total Collections				46,104,886.72

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	14,067,563.65			1,045
Involuntary Repossession	205,793.00			16
Voluntary Repossession	278,954.00			17
Full Termination	1,809,163.00			121
Bankruptcy	14,282.00			1
Insurance Payoff		585,978.61		36
Customer Payoff			49,874.11	3
Grounding Dealer Payoff			3,961,376.31	196
Dealer Purchase			1,642,822.61	75
Total	16,375,755.65	585,978.61	5,654,073.03	1,510

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of September 2016

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	35,010	689,109,958.81	7.00000%	584,717,420.75
Total Depreciation Received		(10,093,653.20)		(8,011,063.08)
Principal Amount of Gross Losses	(68)	(1,271,496.52)		(1,090,532.92)
Repurchase / Reallocation	(22)	(408,302.40)		(352,702.35)
Early Terminations	(787)	(13,195,588.79)		(11,106,564.28)
Scheduled Terminations	(608)	(12,060,462.91)		(10,458,696.52)
Pool Balance - End of Period	33,525	652,080,454.99		553,697,861.60

Remaining Pool Balance
Lease Payment				119,181,915.30
Residual Value				434,515,946.30
Total				553,697,861.60

III. DISTRIBUTIONS

Total Collections					46,104,886.72
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					46,104,886.72

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					376,655.42
3. Reimbursement of Sales Proceeds Advance					10,688,650.64
4. Servicing Fee:
Servicing Fee Due					487,264.52
Servicing Fee Paid					487,264.52
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					11,552,570.58

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					38,531.77

Class A-2 Notes Monthly Interest Paid					38,531.77
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					52,965.79

Class A-2 Notes Monthly Interest Paid					52,965.79
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					294,000.00

Class A-3 Notes Monthly Interest Paid					294,000.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of September 2016

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	98,750.00

Class A-4 Notes Monthly Interest Paid	98,750.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	484,247.56
Total Note and Certificate Monthly Interest Paid	484,247.56
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	34,068,068.58

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	31,019,559.15

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	31,019,559.15
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,048,509.43

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of September 2016

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			4,464,286.43
Required Reserve Account Amount			13,392,859.29
Beginning Reserve Account Balance			13,392,859.29
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			13,392,859.29
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			3,048,509.43
Gross Reserve Account Balance			16,441,368.72
Remaining Available Collections Released to Seller			3,048,509.43
Total Ending Reserve Account Balance			13,392,859.29

V. POOL STATISTICS

Weighted Average Remaining Maturity			10.49
Monthly Prepayment Speed			113%
Lifetime Prepayment Speed			68%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,182,037.54
Securitization Value of Gross Losses and Casualty Receivables		1,090,532.92	68
Aggregate Defaulted and Casualty Gain (Loss)		91,504.62
Pool Balance at Beginning of Collection Period		584,717,420.75
Net Loss Ratio
Current Collection Period		0.0156%
Preceding Collection Period		-0.0161%
Second Preceding Collection Period		-0.0285%
Third Preceding Collection Period		-0.0129%

Cumulative Net Losses for all Periods		0.1618%	1,444,482.51

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.78%	4,588,179.75	275
61-90 Days Delinquent	0.17%	995,966.19	61
91-120 Days Delinquent	0.07%	401,207.09	19
More than 120 days	0.00%	0.00	0
Total Delinquent Receivables:	1.02%	5,985,353.03	355

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.24%	0.23%
Preceding Collection Period		0.30%	0.30%
Second Preceding Collection Period		0.26%	0.26%
Third Preceding Collection Period		0.22%	0.23%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		15,876,726.65	1164
Securitization Value		17,231,298.20	1164
Aggregate Residual Gain (Loss)		(1,354,571.55)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		79,860,249.91	5,458
Cumulative Securitization Value		85,410,214.67	5,458
Cumulative Residual Gain (Loss)		(5,549,964.76)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			18,610,132.36
Reimbursement of Outstanding Advance			10,688,650.64
Additional Advances for current period			9,697,080.12
Ending Balance of Residual Advance			17,618,561.84

Beginning Balance of Payment Advance			1,049,396.31
Reimbursement of Outstanding Payment Advance			376,655.42
Additional Payment Advances for current period			390,971.52
Ending Balance of Payment Advance			1,063,712.41

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-A
Monthly Servicer's Report
for the month of September 2016

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No